Basis of Financial Statements and Summary of Significant Accounting Policies - Adjustments Condensed Consolidated Statements of Comprehensive Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 1,267,638	¥ 1,377,569	¥ 414,561
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities	26,936	44,499	(201,112)
Net unrealized losses on derivatives qualifying for cash flow hedges	(1,647)	(636)	(5,577)
Defined benefit plans	71,316	382,855	(20,047)
Foreign currency translation adjustments	365,608	1,080,209	806,935
Total	473,474	1,462,277	598,005
Comprehensive income	1,741,112	2,839,846	1,012,566
Net income attributable to noncontrolling interests	705	51,700	32,763
Other comprehensive income attributable to noncontrolling interests	149,909	95,706	10,501
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,590,498	2,692,440	969,302
As Previously Reported
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		1,381,027	407,048
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities		41,949	(202,955)
Net unrealized losses on derivatives qualifying for cash flow hedges		(505)	(5,117)
Defined benefit plans		382,809	(20,331)
Foreign currency translation adjustments		1,096,700	847,705
Total		1,476,303	637,108
Comprehensive income		2,857,330	1,044,156
Net income attributable to noncontrolling interests		52,906	30,413
Other comprehensive income attributable to noncontrolling interests		99,232	19,949
Comprehensive income attributable to Mitsubishi UFJ Financial Group		2,705,192	993,794
Adjustments
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		(3,458)	7,513
Other comprehensive income, net of tax:
Net unrealized gains (losses) on investment securities		2,550	1,843
Net unrealized losses on derivatives qualifying for cash flow hedges		(131)	(460)
Defined benefit plans		46	284
Foreign currency translation adjustments		(16,491)	(40,770)
Total		(14,026)	(39,103)
Comprehensive income		(17,484)	(31,590)
Net income attributable to noncontrolling interests		(1,206)	2,350
Other comprehensive income attributable to noncontrolling interests		(3,526)	(9,448)
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ (12,752)	¥ (24,492)